Quarterly Holdings Report
for
Fidelity® Europe Fund
July 31, 2026
EUR-NPRT3-0926
1.804873.122
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Glencore PLC	1,491,600	10,986,154
AUSTRIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Erste Group Bank AG	47,000	6,113,540
Raiffeisen Bank International AG	70,900	4,856,445

TOTAL AUSTRIA		10,969,985
BELGIUM - 2.4%
Consumer Staples - 0.7%
Food Products - 0.7%
Lotus Bakeries NV (d)	500	6,423,046
Financials - 1.2%
Banks - 1.2%
KBC Group NV	84,800	12,189,165
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	18,800	4,832,297
TOTAL BELGIUM		23,444,508
DENMARK - 3.5%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Pandora A/S	102,700	12,865,227
Consumer Staples - 1.6%
Beverages - 1.6%
Carlsberg AS Series B	103,400	15,253,175
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	29,900	6,462,018
TOTAL DENMARK		34,580,420
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	371,000	3,429,127
FRANCE - 13.7%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Orange SA	635,200	12,137,208
Consumer Discretionary - 2.8%
Automobile Components - 0.4%
Valeo SE	231,500	3,972,279
Hotels, Restaurants & Leisure - 1.7%
Sodexo SA (d)	238,900	15,709,293
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	13,100	7,193,672
TOTAL CONSUMER DISCRETIONARY		26,875,244
Consumer Staples - 0.5%
Personal Care Products - 0.5%
L'Oreal SA	11,200	4,988,427
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz SA	43,100	9,726,440
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA	87,400	11,105,807
Industrials - 3.1%
Aerospace & Defense - 2.1%
Airbus SE	85,400	20,048,394
Electrical Equipment - 0.8%
Legrand SA	48,800	7,419,028
Trading Companies & Distributors - 0.2%
Rexel SA	49,100	2,029,249
TOTAL INDUSTRIALS		29,496,671
Materials - 2.1%
Chemicals - 2.1%
Air Liquide SA	104,349	20,557,644
Utilities - 1.9%
Multi-Utilities - 1.9%
Engie SA	214,300	6,679,973
Veolia Environnement SA	301,900	12,013,618
TOTAL UTILITIES		18,693,591
TOTAL FRANCE		133,581,032
GERMANY - 7.4%
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Schaeffler AG Class Registered	109,700	896,889
Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	43,800	8,104,013
TOTAL CONSUMER DISCRETIONARY		9,000,902
Health Care - 1.6%
Pharmaceuticals - 1.6%
Bayer AG	136,400	7,569,625
Merck KGaA	48,500	8,015,510
TOTAL HEALTH CARE		15,585,135
Industrials - 4.2%
Electrical Equipment - 1.5%
Siemens Energy AG	84,200	14,384,986
Industrial Conglomerates - 2.7%
Siemens AG	81,800	26,801,490
TOTAL INDUSTRIALS		41,186,476
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	102,800	6,778,336
TOTAL GERMANY		72,550,849
GREECE - 0.8%
Industrials - 0.8%
Construction & Engineering - 0.8%
GEK TERNA SA	148,900	7,764,456
IRELAND - 1.4%
Financials - 1.4%
Banks - 1.4%
AIB Group PLC	1,185,300	14,016,828
ISRAEL - 1.1%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Industries Ltd ADR (a)	227,900	7,978,779
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Tower Semiconductor Ltd (United States) (a)	12,900	2,833,743
TOTAL ISRAEL		10,812,522
ITALY - 6.7%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA (d)	42,100	4,268,306
Consumer Staples - 0.8%
Beverages - 0.8%
Coca-Cola HBC AG	120,300	8,122,930
Financials - 3.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	326,335	8,914,860
Intesa Sanpaolo SpA	1,961,700	14,829,104
		23,743,964
Insurance - 1.0%
Generali	201,800	10,227,031
TOTAL FINANCIALS		33,970,995
Health Care - 1.1%
Pharmaceuticals - 1.1%
Recordati Industria Chimica e Farmaceutica SpA	172,300	10,262,222
Industrials - 0.9%
Electrical Equipment - 0.9%
Prysmian SpA	66,300	9,148,958
TOTAL ITALY		65,773,411
LUXEMBOURG - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA	119,900	8,398,076
NETHERLANDS - 7.5%
Financials - 1.1%
Banks - 1.1%
ING Groep NV (d)	308,900	10,855,227
Industrials - 0.5%
Professional Services - 0.5%
Randstad NV	120,400	5,067,633
Information Technology - 5.9%
Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV	34,800	57,348,503
TOTAL NETHERLANDS		73,271,363
NORWAY - 1.0%
Financials - 1.0%
Insurance - 1.0%
Storebrand ASA A Shares	463,900	9,858,028
POLAND - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
Benefit Systems SA (a)	2,000	2,891,062
PORTUGAL - 1.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sonae SGPS SA	1,769,000	4,161,442
Financials - 1.2%
Banks - 1.2%
Banco Comercial Portugues SA	9,612,500	11,805,157
TOTAL PORTUGAL		15,966,599
SPAIN - 8.3%
Financials - 5.6%
Banks - 5.6%
Banco Santander SA	1,832,200	26,058,051
Bankinter SA	571,200	10,492,761
CaixaBank SA	1,240,600	18,021,386
TOTAL FINANCIALS		54,572,198
Utilities - 2.7%
Electric Utilities - 2.7%
Iberdrola SA	1,106,512	26,348,870
TOTAL SPAIN		80,921,068
SWEDEN - 5.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Haypp Group AB (a)	399,824	5,542,497
Financials - 1.6%
Financial Services - 1.6%
Investor AB B Shares	354,500	15,301,033
Health Care - 1.5%
Biotechnology - 1.5%
Swedish Orphan Biovitrum AB B Shares (a)	295,100	14,584,241
Industrials - 1.9%
Building Products - 1.2%
Assa Abloy AB B Shares	321,200	11,918,379
Machinery - 0.7%
Atlas Copco AB B Shares	378,800	6,995,440
TOTAL INDUSTRIALS		18,913,819
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	18,879	167,849
TOTAL SWEDEN		54,509,439
SWITZERLAND - 5.5%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Cie Financiere Richemont SA Series A	75,120	17,754,007
Financials - 2.2%
Capital Markets - 2.2%
UBS Group AG	405,690	21,352,106
Health Care - 1.5%
Pharmaceuticals - 1.5%
Galderma Group AG	67,950	14,786,701
TOTAL SWITZERLAND		53,892,814
UNITED KINGDOM - 17.2%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
MONY Group PLC	2,016,400	5,340,090
Consumer Discretionary - 1.9%
Broadline Retail - 0.9%
Next PLC	43,800	8,763,219
Leisure Products - 0.6%
Games Workshop Group PLC	22,868	5,892,850
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC (a)	270,300	4,326,025
TOTAL CONSUMER DISCRETIONARY		18,982,094
Consumer Staples - 2.0%
Tobacco - 2.0%
British American Tobacco PLC	321,200	19,484,295
Financials - 6.6%
Banks - 3.1%
HSBC Holdings PLC	1,438,200	30,626,917
Financial Services - 0.4%
Revolut Group Holdings Ltd (a)(b)(c)	1,798	3,455,342
Insurance - 3.1%
Admiral Group PLC	289,600	14,722,433
Hiscox Ltd	631,915	15,406,592
		30,129,025
TOTAL FINANCIALS		64,211,284
Health Care - 2.3%
Pharmaceuticals - 2.3%
Astrazeneca PLC	129,300	22,013,038
Industrials - 3.1%
Aerospace & Defense - 2.9%
Rolls-Royce Holdings PLC	1,413,000	28,188,867
Electrical Equipment - 0.1%
DiscoverIE Group PLC	91,900	959,901
Trading Companies & Distributors - 0.1%
Diploma PLC	11,500	1,134,536
TOTAL INDUSTRIALS		30,283,304
Utilities - 0.8%
Electric Utilities - 0.8%
SSE PLC	232,600	7,348,633
TOTAL UNITED KINGDOM		167,662,738
UNITED STATES - 10.2%
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Shell PLC	662,277	30,313,548
Health Care - 3.8%
Pharmaceuticals - 3.8%
Roche Holding AG	83,180	36,381,283
Industrials - 2.2%
Electrical Equipment - 2.2%
Schneider Electric SE	64,400	21,637,473
Materials - 1.1%
Construction Materials - 1.1%
Holcim AG	120,190	10,916,159
TOTAL UNITED STATES		99,248,463
TOTAL COMMON STOCKS (Cost $701,225,859)		954,528,942

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (a)(b)(c) (Cost $1,000,736)	3,852	778,360

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	22,579,171	22,583,687
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	18,280,315	18,282,143
TOTAL MONEY MARKET FUNDS (Cost $40,865,223)			40,865,830

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $743,091,818)	996,173,132
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(18,991,616)
NET ASSETS - 100.0%	977,181,516

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,401,551 or 0.5% of net assets.

(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $10,956,726.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	1,000,736

Kry International Ab	5/14/2021 - 10/30/2024	1,248,474

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,834,012

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,759,906	342,997,666	324,172,665	455,445	(1,827)	607	22,583,687	22,579,171
Fidelity Securities Lending Cash Central Fund	5,772,200	87,135,437	74,625,317	46,079	(177)	-	18,282,143	18,280,315
	9,532,106	430,133,103	398,797,982	501,524	(2,004)	607	40,865,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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